Other Operating Income	12 Months Ended
Dec. 31, 2022
Net Trading And Other Income [Abstract]
Other Operating Income
5. OTHER OPERATING INCOME

			Group
	2022	2021	2020
	£m	£m	£m
Net gains/(losses) on financial instruments designated at fair value through profit or loss	62	(24)	(77)
Net (losses)/gains on financial instruments mandatorily at fair value through profit or loss	(75)	(2)	46
Hedge ineffectiveness	29	13	20
Net profit on sale of financial assets at fair value through other comprehensive income	—	6	17
Income from operating lease assets	129	136	126
Other	56	135	13
	201	264	145
Assets and liabilities held at FVTPL, including derivatives, are mainly used to provide customers with risk management solutions, and to manage and hedge the Santander UK group’s own risks, and do not give rise to significant overall net gains/(losses) in the income statement.
'Net gains on financial instruments mandatorily at FVTPL' includes fair value gains of £14m (2021: losses of £15m, 2020: gains of £89m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged, the results of which are also included in this line item and amounted to losses of £14m (2021: gains of £15m, 2020: losses of £88m). As a result, the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were net gains of £nil (2021: £nil, 2020: £1m).
Exchange rate differences recognised in the Consolidated Income Statement on items not at FVTPL were £2,163m expense (2021: £242m income, 2020: £751m expense) and are presented in the line ‘Other'. These are principally offset by related releases from the cash flow hedge reserve of £2,129m income (2021: £358m expense, 2020: £809m income) as set out in the Consolidated Statement of Comprehensive Income, which are also presented in 'Other’. Exchange rate differences on items measured at FVTPL are included in the line items relating to changes in fair value.
In 2022, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £5m (2021 loss of £1m, 2020: loss of £24m).
In 2022, other includes £7m of losses on the sale of property under our transformation programme. In 2021, other includes £73m of property gains from the sale of our London head office and branch properties.